UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08359

                               The Westport Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         235 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Edmund H. Nicklin, Jr., 235 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 09/30/05

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)
===================================================================================================================================

                                                                                                                         Market
COMMON STOCKS -- 95.0%                                                                        Shares                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 4.6%
Comcast Corp. - Class A(a) ..........................................................             7,823             $       229,840
Cox Radio, Inc. - Class A(a) ........................................................           116,000                   1,763,200
Insight Communications Company, Inc. - Class A(a) ...................................            60,000                     697,800
Interpublic Group of Companies, Inc.(a) .............................................           110,200                   1,282,728
                                                                                                                    ---------------
                                                                                                                          3,973,568
                                                                                                                    ---------------

Business Products & Services -- 21.0%
CACI International, Inc.(a) .........................................................            37,500                   2,272,500
Ceridian Corp.(a) ...................................................................            65,000                   1,348,750
ChoicePoint, Inc.(a) ................................................................            45,500                   1,964,235
Computer Associates International, Inc. .............................................           112,600                   3,131,405
DST Systems, Inc.(a) ................................................................            46,500                   2,549,595
MRO Software, Inc.(a) ...............................................................            50,000                     842,000
Parametric Technology Corp.(a) ......................................................           120,000                     836,400
Peregrine Systems, Inc.(a) ..........................................................            77,110                   1,947,799
Synopsys, Inc.(a) ...................................................................           125,000                   2,362,500
TriZetto Group, Inc.(a) .............................................................            45,600                     643,872
                                                                                                                    ---------------
                                                                                                                         17,899,056
                                                                                                                    ---------------

Chemicals -- 3.7%
Praxair, Inc. .......................................................................            67,000                   3,211,310
                                                                                                                    ---------------

Communications Equipment & Services -- 1.7%
Rockwell Collins, Inc. ..............................................................            31,000                   1,497,920
                                                                                                                    ---------------

Consumer Products & Services -- 8.7%
American Eagle Outfitters, Inc. .....................................................             5,000                     117,650
Claire's Stores, Inc. ...............................................................            70,000                   1,689,100
Del Monte Foods Company(a) ..........................................................            90,000                     965,700
Neiman Marcus Group, Inc. - Class B .................................................            24,500                   2,445,835
Too, Inc.(a) ........................................................................            83,000                   2,276,690
                                                                                                                    ---------------
                                                                                                                          7,494,975
                                                                                                                    ---------------

Healthcare Products & Services -- 11.5%
Caremark Rx, Inc.(a) ................................................................            66,375                   3,314,104
Laboratory Corporation of America Holdings(a) .......................................            60,000                   2,922,600
Lincare Holdings, Inc.(a) ...........................................................            24,000                     985,200
Triad Hospitals, Inc.(a) ............................................................            36,500                   1,652,355
Universal Health Services, Inc. - Class B ...........................................            21,000                   1,000,230
                                                                                                                    ---------------
                                                                                                                          9,874,489
                                                                                                                    ---------------

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2005 (Unaudited)
===================================================================================================================================

                                                                                                                         Market
COMMON STOCKS -- 95.0% (Continued)                                                            Shares                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Specialty Products -- 14.5%
FEI Company(a) ......................................................................            12,000             $       231,000
Fairchild Semiconductor Corp.(a) ....................................................            30,000                     445,800
International Rectifier Corp. .......................................................            55,000                   2,479,400
Pall Corp.(a) .......................................................................            63,500                   1,746,250
Precision Castparts Corp. ...........................................................            76,000                   4,035,599
QLogic Corp.(a) .....................................................................            67,000                   2,291,400
Texas Instruments, Inc. .............................................................            20,064                     680,170
Vishay Intertechnology, Inc. ........................................................            43,050                     514,448
                                                                                                                    ---------------
                                                                                                                         12,424,067
                                                                                                                    ---------------

Insurance -- 1.1%
Hilb, Rogal & Hobbs Company .........................................................            25,400                     947,928
                                                                                                                    ---------------

Medical Products & Services -- 3.9%
Abbott Laboratories .................................................................            37,500                   1,590,000
Hospira, Inc.(a) ....................................................................            19,000                     778,430
Schering-Plough Corp. ...............................................................            45,000                     947,250
                                                                                                                    ---------------
                                                                                                                          3,315,680
                                                                                                                    ---------------

Oil & Gas Producers -- 11.2%
Anadarko Petroleum Corporation ......................................................            29,500                   2,824,625
EOG Resources, Inc.(a) ..............................................................            57,500                   4,306,750
Pogo Producing Company ..............................................................            42,500                   2,504,950
                                                                                                                    ---------------
                                                                                                                          9,636,325
                                                                                                                    ---------------

Oil & Gas Services -- 1.1%
Helmerich & Payne, Inc. .............................................................            15,000                     905,850
                                                                                                                    ---------------

Regional Banks & Thrifts -- 5.3%
Cullen/Frost Bankers, Inc. ..........................................................            35,500                   1,751,570
First Niagara Financial Group, Inc. .................................................            10,000                     144,400
Sterling Financial Corp.(a) .........................................................            24,157                     544,740
SunTrust Banks, Inc. ................................................................            30,000                   2,083,500
                                                                                                                    ---------------
                                                                                                                          4,524,210
                                                                                                                    ---------------

Transportation -- 2.0%
FedEx Corp. .........................................................................            20,000                   1,742,600
                                                                                                                    ---------------

Other -- 4.7%                                                                                                             4,040,650
                                                                                                                    ---------------

TOTAL COMMON STOCKS (Cost $65,408,890)                                                                              $    81,488,628
                                                                                                                    ---------------
MONEY MARKETS -- 2.8%
First American Treasury (Cost $2,419,727) ...........................................         2,419,727             $     2,419,727
                                                                                                                    ---------------

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2005 (Unaudited)
===================================================================================================================================

                                                                                                                         Market
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 2.3%                                                 Par Value                    Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill 3.456% 11/03/2005 (Cost $1,993,803) ..............................        $2,000,000             $     1,994,632
                                                                                                                    ---------------
TOTAL INVESTMENT SECURITIES -- 100.1% (Cost $69,822,420) ............................                               $    85,902,987

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .....................................                               $       (95,285)
                                                                                                                    ---------------

NET ASSETS -- 100.0% ................................................................                               $    85,807,702
                                                                                                                    ===============

(a)  Non-income producing security.

See Notes to Portfolios of Investments

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)
===================================================================================================================================

                                                                                                                         Market
COMMON STOCKS -- 97.8%                                                                        Shares                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 5.7%
Beasley Broadcast Group, Inc.(a) ....................................................           604,499             $     8,493,211
Cox Radio, Inc. - Class A(a) ........................................................           861,900                  13,100,880
Emmis Communications Corp.(a) .......................................................         1,344,720                  29,704,865
Insight Communications Company, Inc. - Class A(a) ...................................         1,377,894                  16,024,907
Young Broadcasting, Inc.(a) .........................................................         1,003,100                   3,500,819
                                                                                                                    ---------------
                                                                                                                         70,824,682
                                                                                                                    ---------------

Business Products & Services -- 15.6%
CACI International, Inc.(a) .........................................................           584,800                  35,438,880
Ceridian Corp.(a) ...................................................................           785,000                  16,288,750
Computer Associates International, Inc. .............................................         1,461,370                  40,640,699
IMS Health, Inc. ....................................................................           850,526                  21,407,739
Map Info Corp.(a) ...................................................................         1,096,800                  13,435,800
MRO Software, Inc.(a) ...............................................................           451,100                   7,596,524
Peregrine Systems, Inc.(a) ..........................................................           202,800                   5,122,728
Perot Systems Corp. - Class A(a) ....................................................         1,523,800                  21,561,770
Synopsys, Inc.(a) ...................................................................           975,500                  18,436,950
TriZetto Group, Inc.(a) .............................................................         1,014,863                  14,329,866
                                                                                                                    ---------------
                                                                                                                        194,259,706
                                                                                                                    ---------------

Chemicals -- 1.4%
Lubrizol Corp. ......................................................................           410,000                  17,765,300
                                                                                                                    ---------------

Communications Equipment & Services -- 2.0%
Alltel Corporation(a) ...............................................................           263,267                  17,141,314
General Communication, Inc. - Class A(a) ............................................           839,450                   8,310,555
                                                                                                                    ---------------
                                                                                                                         25,451,869
                                                                                                                    ---------------

Consumer Products & Services -- 13.5%
Applebee's International, Inc.(a) ...................................................           663,300                  13,723,677
Big Lots, Inc.(a) ...................................................................         1,360,906                  14,956,357
Constellation Brands, Inc. - Class A(a) .............................................           890,200                  23,145,200
Darden Restaurants, Inc. ............................................................         1,146,300                  34,813,131
Del Monte Foods Company(a) ..........................................................         1,713,000                  18,380,490
Orient Express Hotels Ltd. - Class A ................................................           979,100                  27,826,022
Ruby Tuesday, Inc. ..................................................................           890,200                  19,370,752
Saks, Inc.(a) .......................................................................           912,600                  16,883,100
                                                                                                                    ---------------
                                                                                                                        169,098,729
                                                                                                                    ---------------

Healthcare Products & Services -- 13.0%
Caremark Rx, Inc.(a) ................................................................         1,915,100                  95,620,943
Triad Hospitals, Inc.(a) ............................................................           449,200                  20,335,284
Universal Health Services, Inc. - Class B ...........................................           985,200                  46,925,076
                                                                                                                    ---------------
                                                                                                                        162,881,303
                                                                                                                    ---------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2005 (Unaudited)
===================================================================================================================================

                                                                                                                         Market
COMMON STOCKS -- 97.8% (Continued)                                                            Shares                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Services -- 4.9%
DeVry, Inc.(a) ......................................................................         1,275,000             $    24,288,750
ITT Educational Services, Inc.(a) ...................................................           760,700                  37,540,545
                                                                                                                    ---------------
                                                                                                                         61,829,295
                                                                                                                    ---------------

Industrial Specialty Products -- 10.5%
Charles River Laboratories International, Inc.(a) ...................................           701,300                  30,590,706
Fairchild Semiconductor Corp.(a) ....................................................           400,000                   5,944,000
Fisher Scientific International, Inc.(a) ............................................           400,500                  24,851,025
JLG Industries, Inc. ................................................................           390,250                  14,279,248
Precision Castparts Corp. ...........................................................           676,600                  35,927,460
QLogic Corp.(a) .....................................................................           400,000                  13,680,000
Rogers Corp.(a) .....................................................................           164,800                   6,377,760
                                                                                                                    ---------------
                                                                                                                        131,650,199
                                                                                                                    ---------------

Insurance -- 5.4%
Arthur J. Gallagher & Company .......................................................           503,600                  14,508,716
Brown & Brown, Inc. .................................................................           382,600                  19,011,394
Hilb, Rogal & Hobbs Company .........................................................           900,000                  33,588,000
                                                                                                                    ---------------
                                                                                                                         67,108,110
                                                                                                                    ---------------

Medical Products & Services -- 1.3%
Priority Healthcare Corp.(a) ........................................................           576,986                  16,074,830
                                                                                                                    ---------------

Oil & Gas Producers -- 9.3%
Houston Exploration Company(a) ......................................................           725,500                  48,789,875
Pogo Producing Company ..............................................................           531,300                  31,314,822
Stone Energy Corp.(a) ...............................................................           600,000                  36,624,000
                                                                                                                    ---------------
                                                                                                                        116,728,697
                                                                                                                    ---------------

Real Estate & Construction -- 1.4%
St. Joe Company (The) ...............................................................           288,450                  18,013,703
                                                                                                                    ---------------

Regional Banks & Thrifts -- 11.2%
BankUnited Financial Corp. - Class A ................................................         1,088,700                  24,898,568
Downey Financial Corp. ..............................................................           120,000                   7,308,000
Fifth Third Bancorp .................................................................           563,621                  20,701,799
Hudson United Bancorp ...............................................................           294,250                  12,455,603
People's Bank .......................................................................           714,375                  20,702,588
Sovereign Bancorp, Inc. .............................................................           543,421                  11,976,999
Sterling Financial Corp.(a) .........................................................           619,618                  13,972,386
Taylor Capital Group, Inc. ..........................................................           491,000                  18,569,620
The South Financial Group, Inc. .....................................................           368,400                   9,887,856
                                                                                                                    ---------------
                                                                                                                        140,473,419
                                                                                                                    ---------------

Security Products & Services -- 1.3%
Checkpoint Systems, Inc.(a) .........................................................           686,600                  16,286,152
                                                                                                                    ---------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2005 (Unaudited)
===================================================================================================================================

                                                                                                                         Market
COMMON STOCKS -- 97.8% (Continued)                                                            Shares                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Transportation -- 1.3%
EGL Inc.(a) .........................................................................           345,000             $     9,366,750
Florida East Coast Industries, Inc. .................................................           161,891                   7,332,043
                                                                                                                    ---------------
                                                                                                                         16,698,793
                                                                                                                    ---------------

TOTAL COMMON STOCKS (Cost $737,178,613)                                                                             $ 1,225,144,787
                                                                                                                    ---------------
MONEY MARKETS -- 0.3%
First American Treasury (Cost $3,288,331) ...........................................         3,288,331             $     3,288,331
                                                                                                                    ---------------

===================================================================================================================================
                                                                                                                         Market
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 2.0%                                                 Par Value                    Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill, 3.493%, 11/10/05 ................................................       $10,000,000             $     9,966,480
U.S. Treasury Bill, 3.560%, 12/1/05 .................................................        15,000,000                  14,920,275
                                                                                                                    ---------------

TOTAL U.S. GOVERNMENT TREASURY OLBIGATIONS (Cost $24,875,300) .......................                               $    24,886,755
                                                                                                                    ---------------

TOTAL INVESTMENT SECURITIES -- 100.1% (Cost $765,342,244) ...........................                               $ 1,253,319,873

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .....................................                                      (809,499)
                                                                                                                    ---------------

NET ASSETS -- 100.0% ................................................................                               $ 1,252,510,374
                                                                                                                    ===============

(a)  Non-income producing security.

See Notes to Portfolios of Investments

THE WESTPORT FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2005 (Unaudited)
================================================================================

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information -- As of September 30, 2005, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                           Gross Unrealized     Gross Unrealized        Net Unrealized
                                      Federal Tax Cost       Appreciation         Depreciation           Appreciation
---------------------------------------------------------------------------------------------------------------------------
Westport Fund ..................        $ 69,832,984         $ 19,629,562        $ (3,559,559)           $ 16,070,003
Westport Select Cap Fund .......        $765,404,384         $520,436,613        $(32,521,124)           $487,915,489
---------------------------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Westport Funds

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
---------------------------------------
Edmund H. Nicklin, Jr.
President

Date:  November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
---------------------------------------
Edmund H. Nicklin, Jr.
President

Date:  November 18, 2005

By (Signature and Title)

/s/ Terry A. Wettergreen
---------------------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  November 18, 2005